UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: May 31, 2015

Item 1. Schedule of Investments.

Sound Point Floating Rate Income Fund
Schedule of Investments (Unaudited)
May 31, 2015

Principal Amount		Rate (1)	Maturity	Value
	Bank Loans - 99.0%
	Aerospace & Defense - 0.5%
$114,254	Wyle Services Corporation	5.000%	5/21/2021	$114,469

	Automotive - 3.2%
410,000	Dynacast International, LLC	4.500	1/28/2022	412,220
149,250	GST Autoleather, Inc.	6.500	7/10/2020	148,131
149,000	Horizon Global Corporation	7.000	5/31/2020	147,510
	Total Automotive			707,861

	Banking, Finance, Insurance & Real Estate - 8.2%
135,223	Asurion, LLC	5.000	5/24/2019	135,950
146,000	CGSC of Delaware Holdings Corporation	8.250	10/05/2020	124,830
106,356	Confie Seguros Holding II Co.	5.750	11/09/2018	106,733
196,500	NXT Capital, LLC	6.250	9/04/2018	197,483
195,435	Orchard Acquisition Company, LLC	7.000	2/08/2019	190,224
286,283	Q Holding Company	6.000	12/17/2021	284,850
510,934	RCS Capital Corporation	6.500	4/29/2019	503,272
262,336	Walter Investment Management Corp.	4.750	12/18/2020	249,088
	Total Banking, Finance, Insurance & Real Estate			1,792,430

	Beverage, Food & Tobacco - 1.2%
193,519	Candy Intermediate Holdings, Inc.	7.500	6/18/2018	194,002
74,813	GOBP Holdings, Inc.	4.750	10/21/2021	75,093
	Total Beverage, Food & Tobacco			269,095

	Building and Development - 4.0%
250,000	Hanson Building Products Limited	6.500	3/13/2022	251,408
500,000	PriSo Acquisition Corporation	4.500	5/09/2022	499,375
135,759	Tensar Corporation, The	5.750	7/09/2021	128,887
	Total Building and Development			879,670

	Business Equipment & Services - 0.1%
4,322	Coinamatic Canada, Inc.	4.250	5/16/2022	4,346
24,678	Wash Multi Family Laundry Systems, LLC	4.250	5/16/2022	24,817
	Total Business Equipment & Services			29,163

	Capital Equipment - 1.0%
214,779	Marine Acquisition Corp.	5.250	2/01/2021	215,987

	Construction & Building - 5.7%
156,833	C.H.I. Overhead Doors, Inc.	5.500	3/18/2019	156,833
83,790	DI Purchaser, Inc.	6.000	12/15/2021	84,418
99,000	DTZ U.S. Borrower, LLC	9.250	11/04/2022	100,114
230,088	Quality Home Brands Holdings, LLC	7.750	12/17/2018	230,950
682,372	US LBM Holdings, LLC	8.000	5/02/2020	682,372
	Total Construction & Building			1,254,687

	Consumer Goods - 1.8%
220,139	Hunter Fan Company	6.500	12/20/2017	219,038
91,000	Pelican Products, Inc.	9.250	4/09/2021	90,545
84,108	Sun Products Corporation, The	5.500	3/23/2020	82,720
	Total Consumer Goods			392,303

	Containers, Packaging & Glass - 0.6%
131,000	Hilex Poly Co. LLC	9.750	6/03/2022	132,474

Sound Point Floating Rate Income Fund
Schedule of Investments (Unaudited) (Continued)
May 31, 2015

Principal Amount		Rate (1)	Maturity	Value
	Electronics/Electrical - 0.4%
$38,000	Research Now Group, Inc.	5.500%	3/18/2021	$38,285
48,000	Research Now Group, Inc.	9.750	3/18/2022	48,120
	Total Electronics/Electrical			86,405

	Energy - 0.1%
27,300	Bowie Resource Holdings, LLC	11.750	8/16/2021	26,481

	Environmental Industries - 1.2%
187,000	Enviromental Resources Management	5.000	5/14/2021	185,441
80,000	Mirion Technologies, Inc.	5.750	3/31/2022	80,480
	Total Environmental Industries			265,921

	Financial Intermediates - 2.9%
267,000	Auction.com, LLC	6.000	5/13/2019	265,665
242,483	Bats Global Markets, Inc.	5.750	1/31/2020	244,756
118,000	Hyperion Insurance Group Limited	5.500	4/29/2022	119,033
	Total Financial Intermediates			629,454

	Healthcare & Pharmaceuticals - 15.7%
750,000	21st Century Oncology, Inc.	6.500	4/29/2022	749,999
28,000	Alvogen Pharma US, Inc.	6.000	4/04/2022	28,233
70,820	CGSC of Delaware Holdings Corporation	5.000	4/16/2020	66,217
53,000	CT Technologies Intermediate Holdings, Inc.	5.250	12/01/2021	52,735
381,250	LTCG Holdings Corp.	6.000	6/08/2020	352,656
500,000	National Surgical Hospitals, Inc.	4.500	5/13/2022	500,625
99,000	Physio-Control International, Inc.	10.000	5/19/2023	98,505
222,609	Progressive Solutions, LLC	5.500	10/22/2020	223,536
331,768	Therakos, Inc.	7.000	12/27/2017	330,109
250,000	Therakos, Inc.	10.750	7/18/2018	253,438
652,000	Valeant Pharmaceuticals International, Inc.	4.000	4/01/2022	654,630
119,184	Water Pik, Inc.	5.750	7/08/2020	119,259
	Total Healthcare & Pharmaceuticals			3,429,942

	High Tech Industries - 5.3%
288,000	Accuvant Finance	6.250	1/28/2022	289,441
49,000	Accuvant Finance	10.000	1/30/2023	49,082
162,380	Answers Corporation	6.250	10/01/2021	152,637
220,080	Eastman Kodak Company	7.250	9/03/2019	221,421
46,667	iQor US, Inc.	9.750	4/01/2022	43,517
10,973	Navex Global, Inc.	5.750	11/19/2021	10,945
119,000	Navex Global, Inc.	9.750	11/18/2022	117,810
149,250	Regit Eins GmbH	6.000	1/08/2021	148,225
69,814	Stratus Technologies, Inc.	6.000	4/28/2021	69,756
68,000	Systems Maintenance Services, Inc.	9.250	10/16/2020	67,830
	Total High Tech Industries			1,170,664

	Hotel, Gaming & Leisure - 4.5%
101,490	AMF Bowling Centers, Inc.	7.250	9/17/2021	101,997
65,670	Caesars Entertainment Operating Company	13.000	1/28/2018	60,603
433,513	Caesars Entertainment Resort Properties, LLC	7.000	10/11/2020	417,876
55,720	Global Cash Access, Inc.	6.250	12/18/2020	56,399
145,163	Mohegan Tribal Gaming Authority	5.500	11/19/2019	144,970
198,500	World Triathlon Corporation	5.250	6/25/2021	199,617
	Total Hotel, Gaming & Leisure			981,462

Sound Point Floating Rate Income Fund
Schedule of Investments (Unaudited) (Continued)
May 31, 2015

Principal Amount		Rate (1)		Maturity	Value
	Industrial Equipment - 1.0%
$50,000	Bioplan USA, Inc.	5.750%		9/13/2021	$44,531
29,000	Boyd Corporation	5.250		4/15/2022	29,218
74,000	Infiltrator Systems Integrated, LLC	5.250		5/31/2022	74,370
74,000	Infiltrator Systems Integrated, LLC	9.750		5/19/2023	73,506
	Total Industrial Equipment				221,625

	Media - 10.1%
198,403	Cengage Learning Acquisitions, Inc.	8.250		3/31/2020	199,341
41,296	Deluxe Entertainment Services Group Inc.	6.500		2/28/2020	40,418
299,743	Encompass Digital Media, Inc.	5.500		6/07/2021	301,992
150,000	Encompass Digital Media, Inc.	8.750		6/03/2022	149,625
72,670	Extreme Reach, Inc.	6.750		2/07/2020	72,670
217,000	Extreme Reach, Inc.	10.500		1/22/2021	216,458
315,615	IMG Worldwide Holdings, LLC	5.250		5/06/2021	316,405
55,000	IMG Worldwide Holdings, LLC	8.250		5/06/2022	54,083
148,628	ION Media Networks, Inc.	4.750		12/18/2020	149,556
249,745	MediArena Acquisition B.V.	6.750		8/13/2021	248,288
183,150	Mergermarket USA, Inc.	4.500		2/04/2021	181,547
62,000	Mergermarket USA, Inc.	7.500		2/04/2022	59,559
152,837	NEP/NCP Holdco, Inc.	4.250		1/22/2020	152,168
71,000	NEP/NCP Holdco, Inc.	9.500		7/22/2020	71,178
	Total Media				2,213,288

	Metals & Mining - 0.9%
228,000	Euramax Holdings, Inc.	12.250	*	9/30/2016	205,200

	Packaging & Containers - 2.3%
149,701	Klockner-Pentaplast of America, Inc.	5.000		4/28/2020	150,637
350,299	Klockner-Pentaplast of America, Inc.	5.000		4/28/2020	352,491
	Total Packaging & Containers				503,128

	Radio & Television - 0.7%
154,000	Touchtunes Interactive Networks, Inc.	4.935		5/28/2021	154,385

	Retail - 8.0%
750,000	At Home Holding III, Inc.	5.000		6/03/2022	749,999
404,940	Bob's Discount Furniture, LLC	5.250		2/12/2021	399,878
224,000	Bob's Discount Furniture, LLC	9.000		2/07/2022	214,480
17,918	Hercules Achievement Holdings, Inc.	5.000		12/10/2021	18,021
103,220	Mister Car Wash Holdings, Inc.	5.000		8/20/2021	103,994
74,000	National Vision, Inc.	4.000		3/12/2021	73,353
178,000	Raley's, Inc.	7.250		5/12/2022	177,555
22,629	Vince Intermediate Holding, LLC	5.750		11/27/2019	22,671
	Total Retail				1,759,951

	Services - 11.7%
465,843	Aderant North America, Inc.	5.250		12/20/2018	468,171
119,645	Apple Leisure Group	7.000		2/28/2019	119,047
90,255	Apple Leisure Group	7.000		2/28/2019	89,803
153,683	Central Security Group, Inc.	6.250		10/06/2020	153,875
142,905	ConvergeOne Holdings Corp.	6.000		6/17/2020	143,322
74,129	Cunningham Lindsey U.S., Inc.	5.000		12/10/2019	73,202
107,702	Direct ChassisLink	8.250		11/30/2021	104,708
66,873	Global Knowledge Training, LLC	6.500		1/20/2021	67,207
249,362	IG Investments Holdings, LLC	6.000		10/29/2021	250,402

Sound Point Floating Rate Income Fund
Schedule of Investments (Unaudited) (Continued)
May 31, 2015

Principal Amount		Rate (1)	Maturity	Value
	Services (Continued)
$205,993	Merrill Communications, LLC	7.000%	3/08/2018	$205,993
44,000	Merrill Communications, LLC	6.250	6/01/2022	43,340
71,538	Miller Heiman, Inc.	6.750	9/30/2019	69,392
121,406	Miller Heiman, Inc.	6.750	9/30/2019	117,764
193,000	SS&C Technologies, Inc.	7.000	2/20/2016	193,000
312,436	Vestcom International, Inc.	5.250	9/30/2021	313,023
158,000	Vestcom International, Inc.	8.750	9/30/2022	156,420
	Total Services			2,568,669

	Telecommunications - 4.1%
121,042	Avaya, Inc.	6.250	5/29/2020	118,318
500,000	Communications Sales & Leasing, Inc.	5.000	10/24/2022	499,187
191,553	Nextgen Finance, LLC	5.000	5/28/2021	182,933
96,000	Securus Technologies, Inc.	9.000	4/30/2021	92,800
	Total Telecommunications			893,238

	Transportation - 3.8%
46,000	CBAC Borrower, LLC	8.250	7/02/2020	43,470
102,900	Commercial Barge Line Company	7.500	9/23/2019	103,286
178,328	Navios Maritime Partners L.P.	5.250	6/27/2018	179,275
490,000	Sirva Worldwide, Inc.	7.500	3/27/2019	494,900
	Total Transportation			820,931

	Total Bank Loans (Cost $21,568,132)			21,718,883

	Corporate Bonds - 0.9%
74,000	Avaya, Inc. (2)	10.500	3/01/2021	63,640
59,000	Constellis Holdings, LLC (2)	9.750	5/15/2020	58,631
69,000	Eco Services Operations, LLC (2)	8.500	11/01/2022	69,345

	Total Corporate Bonds (Cost $192,441)			191,616

Shares
	Short Term Investment - 7.3%
1,607,966	Fidelity Institutional Government Portfolio 0.010% (3)			1,607,966

	Total Short Term Investment (Cost $1,607,966)			1,607,966

	Total Investments -107.2% (Cost $23,368,539)			$23,518,465
	Liabilities in Excess of Other Assets - (7.2)%			(1,570,608)
	Net Assets - 100.0%			$21,947,857

Percentages are stated as a percent of net assets.

Footnotes:
(1)	Variable rates securities. Rates disclosed as of May 31, 2015.
(2)	Security exempt from registration under Regulation D of the Securities Act of 1933. Security may be
resold in certain transactions, normally to qualified institutional investors, to remain exempt from registration.
(3)	Rate quoted is seven-day yield at period end.
*	Fixed rate security

The Moody's industry classification was developed by and/or is the exclusive property of the
Moody’s Analytics, Inc. and has been licensed for use by Sound Point Capital Management, LP.

Valuation of Investments

The Fund’s investments in fixed income securities are normally valued using the prices provided directly by independent third party services or provided directly from one or more broker dealers or market makers, each in accordance with the valuation policies and procedures approved by the Trust’s Board of Trustees (the “Board”). The pricing services may use valuation models or matrix pricing, which consider yield or prices with respect to comparable loan quotations from loan dealers or by reference to other securities that are considered comparable in such characteristics as credit rating, interest rates and maturity date, to determine the current value.

In certain cases authorized pricing service vendors may not provide prices for a security held by the Fund, or the price provided by such pricing service vendor is deemed unreliable by the Sound Point Capital Management, LP (the “Adviser”). In such cases, the Fund may use market maker quotations provided by an established market maker for that security (i.e., broker quotes) to value the security if the Adviser has experience obtaining quotations from the market maker and the Adviser determines that quotations obtained from the market maker in the past have generally been reliable (or, if the Adviser has no such experience with respect to a market maker, it determines based on other information available to it that quotations to be obtained by it from the market maker are reasonably likely to be reliable). In any such case, the Adviser will review any market quotations so obtained in light of other information in its possession for their general reliability.

Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however, the value of the collateral may be insufficient to cover the amount owed to the Fund. By relying on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. The loans in which the Fund will invest are largely floating rate instruments; therefore, the interest rate risk generally is lower than for fixed-rate debt obligations. However, an increase in interest rates may adversely affect the borrower’s financial condition. Due to the unique and customized nature of loan agreements evidencing loans, loans are not as easily purchased or sold as publicly traded securities. Although the range of investors in loans has broadened in recent years, there can be no assurance that future levels of supply and demand in loan trading will provide the degree of liquidity which currently exists in the market. In addition, the terms of the loans may restrict their transferability without borrower consent. These factors may have an adverse effect on the market price and the Fund’s ability to dispose of particular portfolio investments. A less liquid secondary market also may make it more difficult for the Fund to obtain valuations of the loans in its portfolio.

Various inputs are used in determining the value of the Fund’s investments. The Fund has adopted the following fair value hierarchy as summarized below.

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical securities.

Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised is determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Bank Loans - The fair value of bank loans is generally valued using recently executed transactions, market price quotations (where observable) and market observable credit default swap levels.  Fair value is based on the average of one or more broker quotes received.  When quotations are unobservable, proprietary valuation models and default recovery analysis methods are employed.  Bank debt is generally categorized in Level 2 or 3 of the fair value hierarchy, depending on the use and availability of observable inputs

Bonds - The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads. The spread data used is for the same maturity as the bond. If the spread data does not reference the issuer, then data that references a comparable issuer is used. When observable price quotations are not available, fair value is determined based on cash flow models using yield curves, bond or single name credit default swap spreads, and recovery rates based on collateral values as key inputs. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy. In instances where significant inputs are unobservable, they are categorized in Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2015 in valuing the Fund’s investments:

Description	Level 1	Level 2	Level 3	Total Investments
Assets: Fixed Income:
Bank Loans (a)	$-	$21,718,883	$-	$21,718,883
Corporate Bonds	-	191,616	-	191,616
Total Fixed Income	-	21,910,499	-	21,910,499
Short-Term Investment	1,607,966	-	-	1,607,966
Total Assets	$1,607,966	$21,910,499	$-	$23,518,465

(a)	All other industry classifications are identified in the Schedule of Investments.

The Fund recognizes transfers between Levels at the end of the reporting period.  There were no transfers between Levels at period end.

Income Taxes

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code (“Code”) in order to qualify as a regulated investment company (“RIC”). If so qualified, the Fund will not be subject to federal income tax to the extent it distributes all of its taxable income and net capital gains to its shareholders.

The cost basis of investments for federal income tax purposes at May 31, 2015 was as follows*:

Cost of investments	$23,368,539
Gross unrealized appreciation	249,511
Gross unrealized depreciation	(99,585)
Net unrealized appreciation	$149,926

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By  /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President and Principal Executive Officer

Date July 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Russell B. Simon
Russell B. Simon, Treasurer and Principal Financial Officer

Date July 27, 2015